Income Taxes (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Operating loss carryforwards (in Dollars)					$ 2,360,533	$ 342,018
Valuation allowance (in Dollars)					$ 1,644,238	$ 849,285
Effective tax rate	0.04%	0.04%	0.01%	0.25%	0.00%	(0.72%)
Statutory income tax rate			21.00%		21.00%	21.00%